VESSELS (Details) $ in Thousands	Jun. 30, 2020 USD ($) Vessel	Dec. 31, 2019 USD ($) Vessel
VESSELS [Abstract]
Number of vessels | Vessel	23	23
Vessels and Drydocking | $	$ 1,375,407	$ 1,369,567
Less Accumulated Depreciation | $	(502,900)	(469,570)
Vessels, net | $	$ 872,507	$ 899,997
Number of vessels the Company has taken through periodical maintenance survey | Vessel	1
Number of vessels in drydock for periodical maintenance | Vessel	4